UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21359

Managed Duration Investment Grade Municipal Fund
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: July 31
Date of reporting period: August 1, 2015 to October 31, 2015

Item 1.  Schedule of Investments.
Attached hereto.
Managed Duration Investment Grade Municipal Fund
SCHEDULE OF INVESTMENTS (Unaudited)	October 31, 2015

	Shares	Value
SHORT TERM INVESTMENTS† - 0.4%
JPMorgan Tax Free Money Market, 0.01%5	$372,667	$372,667
Total Short Term Investments
(Cost $372,667)		372,667

	Face
	Amount	Value
MUNICIPAL BONDS†† - 166.4%
California - 17.9%
Sacramento County Sanitation Districts Financing Authority, (AGC-ICC FGIC)
0.75% due 12/01/351	3,500,000	3,168,199
Los Angeles Unified School District
5.00% due 01/01/34	2,525,000	2,829,768
California Statewide Communities Development Authority
1.00% due 04/01/361	2,500,000	2,122,675
Bay Area Toll Authority
1.26% due 04/01/361	2,000,000	1,989,760
California Health Facilities Financing Authority
5.88% due 08/15/31	1,500,000	1,753,245
California Educational Facilities Authority Revenue Bonds
5.25% due 04/01/40	1,000,000	1,333,160
San Bernardino City Unified School District, (AGM)
5.00% due 08/01/28	1,000,000	1,159,670
California Pollution Control Financing Authority, AMT
5.00% due 07/01/302	1,000,000	1,084,650
San Diego Unified School District General Obligation Unlimited
0.00% due 07/01/383	3,145,000	1,060,903
Los Angeles County Public Works Financing Authority
4.00% due 08/01/42	1,000,000	1,004,650
Desert Community College District General Obligation Unlimited, (AGM)
0.00% due 08/01/463	3,750,000	753,600
Total California		18,260,280
Texas - 17.4%
North Texas Tollway Authority Revenue Bonds
5.00% due 01/01/45	2,500,000	2,740,225
5.63% due 01/01/33	1,095,000	1,190,791
5.63% due 01/01/184	905,000	1,000,921
5.00% due 01/01/24	500,000	594,970
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
5.00% due 10/01/43	2,000,000	2,176,800
5.00% due 11/15/52	940,000	1,035,795

	Face
	Amount	Value
MUNICIPAL BONDS†† - 166.4% (continued)
Texas - 17.4% (continued)
Matagorda County Navigation District No. 1, AMT, (AMBAC)
5.13% due 11/01/28	$2,515,000	$2,921,550
Lower Colorado River Authority Revenue Bonds
6.25% due 05/15/184	2,000,000	2,279,553
San Leanna Educational Facilities Corp.
5.13% due 06/01/36	2,100,000	2,162,874
Fort Bend County Industrial Development Corp.
4.75% due 11/01/42	1,000,000	988,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, (Assured Gty)
5.75% due 07/01/18	480,000	516,341
5.75% due 07/01/164	5,000	5,181
Total Texas		17,613,001
New York - 11.9%
New York State Dormitory Authority Revenue Bonds
5.00% due 03/15/44	2,750,000	3,072,108
Metropolitan Transportation Authority
5.00% due 11/15/43	2,000,000	2,232,140
New York State Dormitory Authority
5.00% due 07/01/32	1,000,000	1,083,420
5.25% due 07/01/174	500,000	532,600
Triborough Bridge & Tunnel Authority Revenue Bonds
0.00% due 11/15/313	2,750,000	1,523,088
Suffolk County Industrial Development Agency, AMT
5.25% due 06/01/27	1,500,000	1,503,285
Troy Industrial Development Authority
5.00% due 09/01/31	1,000,000	1,112,900
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/45	930,000	1,039,619
Total New York		12,099,160
Louisiana - 10.6%
Louisiana Local Government Environmental Facilities & Community Development Authority
6.75% due 11/01/32	3,000,000	3,254,159
State of Louisiana Gasoline & Fuels Tax Revenue
5.00% due 05/01/43	1,600,000	1,768,048
Parish of St John the Baptist LA
5.13% due 06/01/37	1,500,000	1,544,205
East Baton Rouge Sewerage Commission
5.25% due 02/01/194	1,000,000	1,139,340

Managed Duration Investment Grade Municipal Fund
SCHEDULE OF INVESTMENTS (Unaudited)	October 31, 2015

	Face
	Amount	Value
MUNICIPAL BONDS†† - 166.4% (continued)
Louisiana - 10.6% (continued)
Lafayette Consolidated Government Revenue Bonds, (AGM)
5.00% due 11/01/31	$1,000,000	$1,128,250
Louisiana Public Facilities Authority, Hospital Revenue
5.25% due 11/01/30	1,000,000	1,122,480
Louisiana Public Facilities Authority Revenue Bonds, (AGM)
5.00% due 06/01/42	800,000	857,832
Total Louisiana		10,814,314
Florida - 10.4%
Miami-Dade County Educational Facilities Authority
5.00% due 04/01/42	2,000,000	2,195,600
Miami-Dade County School Board Foundation, Inc., (Assured Gty)
5.38% due 02/01/34	1,500,000	1,655,100
JEA Water & Sewer System Revenue
4.00% due 10/01/41	1,500,000	1,506,255
Town of Davie FL
6.00% due 04/01/42	1,000,000	1,163,990
Tampa-Hillsborough County Expressway Authority Revenue Bonds
5.00% due 07/01/42	1,000,000	1,087,740
County of Broward FL, AMT, (AGM)
5.00% due 04/01/38	1,000,000	1,066,170
Seminole Indian Tribe of Florida
5.25% due 10/01/272	1,000,000	1,049,190
Mid-Bay Bridge Authority Revenue Bonds
5.00% due 10/01/40	625,000	673,569
Total Florida		10,397,614
Pennsylvania - 9.3%
Pennsylvania Higher Educational Facilities Authority
6.00% due 08/15/184	1,000,000	1,141,800
5.00% due 05/01/37	1,000,000	1,032,510
Delaware River Port Authority
5.00% due 01/01/27	1,500,000	1,677,555
County of Allegheny Pennsylvania General Obligation Unlimited, (AGM)
0.77% due 11/01/261	1,750,000	1,673,490
City of Philadelphia PA, General Obligation, (Assured Gty)
5.38% due 08/01/30	1,110,000	1,252,502
City of Philadelphia PA, General Obligation
5.88% due 08/01/164	1,100,000	1,146,409
County of Lehigh PA
4.00% due 07/01/43	1,000,000	972,210

	Face
	Amount	Value
MUNICIPAL BONDS†† - 166.4% (continued)
Pennsylvania - 9.3% (continued)
State Public School Building Authority Revenue Bonds
5.00% due 04/01/32	$500,000	$537,950
Total Pennsylvania		9,434,426
Illinois - 9.2%
Illinois Finance Authority, Roosevelt University Revenue
5.50% due 04/01/37	2,000,000	2,066,420
Metropolitan Pier & Exposition Authority
5.00% due 06/15/42	2,000,000	2,046,220
City of Chicago IL O'Hare International Airport Revenue
5.50% due 01/01/31	1,750,000	2,008,020
Illinois Finance Authority, Rush University Medical Center Revenue
6.38% due 05/01/194	1,000,000	1,182,850
Railsplitter Tobacco Settlement Authority
6.00% due 06/01/28	1,000,000	1,181,630
Chicago O'Hare International Airport Revenue Bonds, AMT
5.00% due 01/01/35	750,000	807,600
Total Illinois		9,292,740
New Jersey - 7.8%
New Jersey Economic Development Authority
1.61% due 03/01/281	3,000,000	2,651,730
5.00% due 07/01/32	500,000	451,660
New Jersey Transportation Trust Fund Authority
5.00% due 06/15/42	3,000,000	3,043,680
New Jersey Health Care Facilities Financing Authority
5.75% due 07/01/194	1,500,000	1,751,175
Total New Jersey		7,898,245
Arizona - 7.6%
Arizona Health Facilities Authority Revenue Bonds
1.03% due 01/01/371	3,500,000	3,098,094
Arizona Health Facilities Authority
1.86% due 02/01/481	2,000,000	2,038,260
Glendale Municipal Property Corp.
5.00% due 07/01/33	1,250,000	1,403,075
Phoenix Industrial Development Authority
5.25% due 06/01/34	1,000,000	1,102,580
Total Arizona		7,642,009
Massachusetts - 5.9%
Massachusetts Educational Financing Authority, AMT
4.70% due 07/01/26	1,135,000	1,185,337
5.38% due 07/01/25	805,000	890,974

Managed Duration Investment Grade Municipal Fund
SCHEDULE OF INVESTMENTS (Unaudited)	October 31, 2015

	Face
	Amount	Value
MUNICIPAL BONDS†† - 166.4% (continued)
Massachusetts - 5.9% (continued)
Commonwealth of Massachusetts, General Obligation (BHAC-CR FGIC)
0.79% due 05/01/371	$1,800,000	$1,685,952
Massachusetts Health & Educational Facilities Authority
6.25% due 07/01/30	1,000,000	1,138,930
Massachusetts Housing Finance Agency Revenue Bonds, AMT
5.10% due 12/01/27	950,000	966,274
Total Massachusetts		5,867,467
Iowa - 4.7%
Iowa Tobacco Settlement Authority
5.60% due 06/01/34	2,000,000	1,968,840
Iowa Higher Education Loan Authority
5.50% due 09/01/25	1,500,000	1,610,685
Iowa Finance Authority
5.00% due 08/15/29	1,090,000	1,200,657
Total Iowa		4,780,182
Connecticut - 4.7%
City of Bridgeport Connecticut General Obligation Unlimited, (AGM)
5.00% due 10/01/25	2,535,000	2,991,655
Connecticut Housing Finance Authority
4.00% due 11/15/34	1,750,000	1,779,960
Total Connecticut		4,771,615
Wyoming - 4.1%
County of Sweetwater WY, AMT
5.60% due 12/01/35	4,000,000	4,012,879
Washington - 3.3%
Tes Properties
5.63% due 12/01/38	1,000,000	1,140,800
Washington Higher Education Facilities Authority
5.25% due 04/01/43	1,000,000	1,104,370
Spokane Public Facilities District
5.00% due 12/01/38	1,000,000	1,094,150
Total Washington		3,339,320
Ohio - 3.3%
American Municipal Power, Inc.
5.00% due 02/15/42	2,000,000	2,186,600
Ohio Air Quality Development Authority
5.63% due 06/01/18	1,000,000	1,066,090
Total Ohio		3,252,690
Tennessee - 3.2%
Knox County Health Educational & Housing Facility Board
5.25% due 04/01/27	2,500,000	2,616,875

	Face
	Amount	Value
MUNICIPAL BONDS†† - 166.4% (continued)
Tennessee - 3.2% (continued)
Metropolitan Nashville Airport Authority
5.20% due 07/01/26	$590,000	$629,082
Total Tennessee		3,245,957
Vermont - 2.8%
Vermont Student Assistance Corp., AMT
3.33% due 12/03/351	2,800,000	2,835,308
Mississippi - 2.8%
State of Mississippi Revenue Bonds
5.00% due 10/15/35	1,500,000	1,676,910
County of Warren MS
6.50% due 09/01/32	1,000,000	1,121,790
Total Mississippi		2,798,700
Michigan - 2.7%
Michigan Finance Authority, Revenue
5.00% due 12/01/31	1,000,000	1,119,130
Michigan Finance Authority Revenue Bonds
5.00% due 07/01/44	1,030,000	1,091,543
Detroit Wayne County Stadium Authority Revenue Bonds, (AGM)
5.00% due 10/01/26	500,000	551,460
Total Michigan		2,762,133
Wisconsin - 2.4%
Wisconsin Health & Educational Facilities Authority
5.00% due 11/15/36	1,250,000	1,298,100
WPPI Energy Revenue Bonds
5.00% due 07/01/37	1,000,000	1,110,600
Total Wisconsin		2,408,700
Alabama - 2.2%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama Revenue Bonds
5.00% due 06/01/32	2,000,000	2,257,860
Kentucky - 2.2%
Kentucky Economic Development Finance Authority
5.63% due 08/15/27	1,000,000	1,111,030
County of Owen KY, Waterworks System Revenue
5.63% due 09/01/39	1,000,000	1,103,660
Total Kentucky		2,214,690
Colorado - 2.2%
City & County of Denver CO Airport System Revenue
5.00% due 11/15/43	1,000,000	1,096,870

Managed Duration Investment Grade Municipal Fund
SCHEDULE OF INVESTMENTS (Unaudited)	October 31, 2015

	Face
	Amount	Value
MUNICIPAL BONDS†† - 166.4% (continued)
Colorado - 2.2% (continued)
Colorado Health Facilities Authority
5.25% due 01/01/45	$1,000,000	$1,081,610
Total Colorado		2,178,480
District of Columbia - 2.0%
District of Columbia Housing Finance Agency, AMT, (FHA)
5.10% due 06/01/37	2,000,000	2,021,160
Delaware - 1.6%
Delaware State Economic Development Authority
5.40% due 02/01/31	1,500,000	1,662,135
Nevada - 1.6%
Las Vegas Valley Water District
5.00% due 06/01/31	1,435,000	1,652,015
Rhode Island - 1.5%
Rhode Island Convention Center Authority, (Assured Gty)
5.50% due 05/15/27	1,300,000	1,473,355
Virginia - 1.4%
Washington County Industrial Development Authority
7.50% due 07/01/29	1,250,000	1,440,663
Minnesota - 1.4%
St Paul Port Authority, AMT
4.50% due 10/01/37	1,500,000	1,416,045
Arkansas - 1.4%
Arkansas Development Finance Authority Revenue Bonds
1.56% due 09/01/441	1,400,000	1,399,118

	Face
	Amount	Value
MUNICIPAL BONDS†† - 166.4% (continued)
Hawaii - 1.1%
Hawaii Pacific Health
5.63% due 07/01/30	$1,000,000	$1,153,700
Alaska - 1.1%
City of Anchorage Alaska Electric Revenue Revenue Bonds
5.00% due 12/01/41	1,000,000	1,112,450
Oklahoma - 1.1%
Oklahoma Development Finance Authority
5.00% due 02/15/34	1,000,000	1,102,230
South Carolina - 1.1%
South Carolina State Public Service Authority
5.00% due 12/01/48	1,000,000	1,082,020
New Hampshire - 1.0%
New Hampshire Health & Education Facilities Authority
5.00% due 01/01/34	1,000,000	1,041,310
Indiana - 1.0%
Indiana Finance Authority
6.00% due 12/01/26	1,000,000	991,180
Maryland - 0.5%
Maryland Economic Development Corp.
5.75% due 09/01/25	500,000	495,890
Total Municipal Bonds
(Cost $157,941,256)		168,221,041
Total Investments - 166.8%
(Cost $158,313,923)		168,593,708
Other Assets & Liabilities, net - (66.8)%		(67,505,340)
Total Net Assets - 100.0%		$101,088,368

†	Value determined based on Level 1 inputs – See Note 1.
††	Value determined based on Level 2 inputs – See Note 1.
1	Variable rate security. Rate indicated is rate effective at October 31, 2015.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $2,133,840 (cost $2,034,741), or 2.1% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

3	Zero coupon rate security.
4
The bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.

5	Rate indicated is the 7-day yield as of December 14, 2015.

AGC	Insured by Assured Guaranty Corporation
AGM	Insured by Assured Guaranty Municipal Corporation
AMBAC	Insured by Ambac Assured Corporation
AMT	Income from this security is a preference item under the Alternative Minimum Tax.
Assured Gty	Insured by Assured Guaranty Limitedo
BHAC	Insured by Bershire Hathaway Assurance Corporation
FGIC	Insured by Financial Guaranty Insurance Company
FHA	Guaranteed by Federal Housing Administration

The following table summarizes the inputs used to value the Fund’s net assets as of October 31, 2015 (See Note 1 in the Notes to Schedule of Investments):

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Municipal Bonds	$ -	$168,221,041	$ -	$168,221,041
Short Term Investments	$372,667	-	$ -	$ 372,667
Total Assets	$372,667	$168,221,041	$ -	$168,593,708

For the period ended October 31, 2015, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Managed Duration Investment Grade Municipal Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.  Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, while the Board retains responsibility for the valuation process, the Board has delegated to Cutwater Investor Services Corp. (the “Adviser”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

The municipal bonds and preferred shares in which the Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, the Fund uses the valuations of portfolio securities furnished by a pricing service approved by the Board. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and/or yield and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money market funds are valued at net asset value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities during the period ended October 31, 2015.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

2.  Federal Income Taxes
As of October 31, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
$158,313,923	$ 11,216,406	$(936,621)	$10,279,785

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation  that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Duration Investment Grade Municipal Fund

By:         /s/ Clifford D. Corso
Clifford D. Corso
President and Chief Executive Officer

Date:      December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Clifford D. Corso
Clifford D. Corso
President and Chief Executive Officer

Date:      December 23, 2015

By:         /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:      December 23, 2015